    As filed with the Securities and Exchange Commission on December 29, 1995

                                                             File Nos. 33-49554+
                                                                       811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                                 POST-EFFECTIVE
                                AMENDMENT NO. 4+
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

                          LANDMARK INSTITUTIONAL TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

                 PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON,
                              MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    COPY TO:
                     ROGER P. JOSEPH, BINGHAM, DANA & GOULD,
                               150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110

         It is proposed that this filing will become effective on January 2, 1996, pursuant to paragraph (b) of Rule 485.

         U.S. Treasury Reserves Portfolio and Cash Reserves Portfolio have also executed this Registration Statement.

         Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest ($0.00001 par value) under the Securities Act of 1933 and has filed a Rule 24f-2 Notice on October 30, 1995 for Registrant's fiscal year ended August 31, 1995.

                              CALCULATION OF REGISTRATION FEE - INSTITUTIONAL U.S. TREASURY RESERVES
=================================================================================================================================
                                                                     PROPOSED MAXIMUM     PROPOSED MAXIMUM
                                         AMOUNT OF SHARES BEING     OFFERING PRICE PER   AGGREGATE OFFERING      AMOUNT OF
 TITLE OF SECURITIES BEING REGISTERED  REGISTERED UNDER RULE 24E-2        SHARE*               PRICE**        REGISTRATION FEE
---------------------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest
($0.00001 par value)............              37,786,130.15               $1.00               $290,000             $100
=================================================================================================================================

 *Pursuant to Rule 457(c), this was the maximum offering price per share of the
  Registrant's shares at the close of business on December 27, 1995.
**Computed under 17 CFR 270.24e; 613,087,324.30 shares were redeemed or repurchased during the fiscal year ended August 31, 1995; 575,591,194.15 of which are being used for reductions in previous filings during the current year under Rule 24f-2 and 37,496,130.15 of which are being used for reduction in this Post-Effective Amendment No. 4.+
---------------------------------------------------------------------------------------------------------------------------------
+Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment
 No. 4 to Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-49552.

                                        LANDMARK INSTITUTIONAL TRUST
                                 (LANDMARK INSTITUTIONAL LIQUID RESERVES AND
                               LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES)
                                     REGISTRATION STATEMENT ON FORM N-1A

                                            CROSS REFERENCE SHEET

N-1A
ITEM NO.        N-1A ITEM                                                    LOCATION

PART A                                                                       PROSPECTUS

Item 1.         Cover Page.............................................      Cover Page
Item 2.         Synopsis...............................................      Expense Summary
Item 3.         Condensed Financial Information........................      Condensed Financial Information
Item 4.         General Description of Registrant......................      Investment Information; General
                                                                             Information; Appendix
Item 5.         Management of the Fund.................................      Management; Expenses
Item 5A.        Management's Discussion of Fund Performance............      Not Applicable
Item 6.         Capital Stock and Other Securities.....................      General Information; Voting and Other
                                                                             Rights; Purchases; Exchanges;
                                                                             Redemptions; Net Income and
                                                                             Distributions; Tax Matters
Item 7.        Purchase of Securities Being Offered...................       Purchases; Exchanges; Redemptions
Item 8.        Redemption or Repurchase...............................       Purchases; Exchanges; Redemptions
Item 9         Pending Legal Proceedings..............................       Not Applicable

                                                                             STATEMENT OF
                                                                             ADDITIONAL
PART B                                                                       INFORMATION

Item 10.       Cover Page.............................................       Cover Page
Item 11.       Table of Contents......................................       Cover Page
Item 12.       General Information and History........................       The Funds
Item 13.       Investment Objectives and Policies.....................       Investment Objectives, Policies and
                                                                             Restrictions
Item 14.       Management of the Fund.................................       Management
Item 15.       Control Persons and Principal Holders of Securities....       Management
Item 16.       Investment Advisory and Other Services.................       Management
Item 17.       Brokerage Allocation and Other Practices...............       Portfolio Transactions
Item 18.       Capital Stock and Other Securities.....................       Description of Shares, Voting Rights and
                                                                             Liabilities
Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered..........................................       Description of Shares, Voting Rights and
                                                                             Liabilities; Determination of Net Asset
                                                                             Value
Item 20.       Tax Status.............................................       Certain Additional Tax Matters
Item 21.       Underwriters...........................................       Management
Item 22.       Calculation of Performance Data........................       Performance Information
Item 23.       Financial Statements...................................       Independent Accountants and Financial
                                                                             Statements


PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

-------------------------------------------------------------------------------
                                   PROSPECTUS
                                 JANUARY 2, 1996
-------------------------------------------------------------------------------

                     LANDMARK INSTITUTIONAL LIQUID RESERVES
                  LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES
                 (Members of the Landmark(SM) Family of Funds)

     This Prospectus describes two diversified money market mutual funds in the Landmark Family of Funds: Landmark Institutional Liquid Reserves and Landmark Institutional U.S. Treasury Reserves. Each Fund has its own investment objectives and policies. Shares of the Funds are sold primarily to institutional investors. Citibank, N.A. is the investment adviser.
------------------------------------------------------------------------------
UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, INSTITUTIONAL LIQUID RESERVES AND INSTITUTIONAL U.S. TREASURY RESERVES SEEK THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN CASH RESERVES PORTFOLIO AND U.S. TREASURY RESERVES PORTFOLIO, RESPECTIVELY (EACH CALLED A "PORTFOLIO"). EACH PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVES AND POLICIES AS ITS CORRESPONDING FUND. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE 7.
------------------------------------------------------------------------------
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. EACH FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO DO SO. PROSPECTIVE INVESTORS SHOULD ALSO BE AWARE THAT SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1996 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Funds may be made, by contacting the investor's shareholder servicing agent (see inside back cover for address and phone number).

TABLE OF CONTENTS
  Prospectus Summary ......................................................2
  Expense Summary .........................................................3
  Condensed Financial Information .........................................4
  Investment Information ..................................................6
  Risk Considerations .....................................................7
  Valuation of Shares .....................................................9
  Purchases ...............................................................9
  Exchanges ...............................................................9
  Redemptions ............................................................10
  Net Income and Distributions ...........................................10
  Management .............................................................11
  Tax Matters ............................................................13
  Performance Information ................................................14
  General Information ....................................................14
  Appendix -- Permitted Investments and
              Investment Practices .......................................15


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUNDS: This Prospectus describes two money market mutual funds: Landmark Institutional Liquid Reserves and Landmark Institutional U.S. Treasury Reserves. Each Fund has its own investment objectives and policies. Each Fund seeks its objectives by investing its investable assets in a Portfolio having the same investment objectives and policies as that Fund. There can be no assurance that either Fund will achieve its objectives.

INVESTMENT OBJECTIVES AND POLICIES: INSTITUTIONAL LIQUID RESERVES. To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Through Cash Reserves Portfolio, the Fund invests in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.

INSTITUTIONAL U.S. TREASURY RESERVES. To provide its shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital. Through U.S. Treasury Reserves Portfolio, the Fund invests in obligations issued by the U.S. Government with maturities of 397 days or less.


INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser of each Portfolio. Citibank and its affiliates manage more than $73 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of each Fund. See
"Management."


PURCHASES AND REDEMPTIONS: Customers of Shareholder Servicing Agents may purchase and redeem shares of the Funds on any Business Day. See "Purchases" and "Redemptions."

PRICING: Shares of the Funds are purchased and redeemed at net asset value (normally $1.00 per share), without a sales load or redemption fees. While there are no sales loads, shares of each Fund are subject to a distribution fee.

EXCHANGES: Shares may be exchanged for shares of most other Landmark Funds. See "Exchanges."

DIVIDENDS: Declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."

REINVESTMENT: Dividends may be received either in cash or in Fund shares at net asset value, subject to the policies of a shareholder's Shareholder Servicing Agent. See "Net Income and Distributions."

WHO SHOULD INVEST: Each Fund is designed for investors seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration. Institutional Liquid Reserves is also designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term, U.S. dollar-denominated money market obligations issued by U.S. and non-U.S. issuers. Institutional U.S. Treasury Reserves is designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term U.S. Government obligations. See "Investment Information."

RISK FACTORS: There can be no assurance that either Fund or its corresponding Portfolio will achieve its investment objectives. In addition, while each Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

    Investors in Institutional Liquid Reserves should be able to assume the special risks of investing in non-U.S. securities, which include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. In addition, the prices of securities of non-U.S. issuers may be more volatile than those of comparable U.S. issuers.


    Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.


--------------------------------------------------------------------------------
                                EXPENSE SUMMARY
--------------------------------------------------------------------------------


The following table summarizes estimated shareholder transaction and annual operating expenses for each Fund and for its corresponding Portfolio.* Each Fund invests all of its investable assets in its corresponding Portfolio. The Trustees of each Fund believe that the aggregate per share expenses of that Fund and its corresponding Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. For more information on costs and expenses, see "Management" -- page 11 and "General Information -- Expenses" -- page 15.

                                            -----------------------------------
                                              INSTITUTIONAL   INSTITUTIONAL
                                                 LIQUID       U.S. TREASURY
                                                RESERVES        RESERVES
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                 None             None
ANNUAL FUND OPERATING EXPENSES,
  AFTER FEE WAIVERS AND
  REIMBURSEMENTS (AS A PERCENTAGE
  OF AVERAGE NET ASSETS):
Investment Management Fee(1) .............       .06%             .05%
12b-1 Fees(1)(2) .........................       .00%             .00%
Other Expenses
  Administrative Services Fees(1) ........       .05%             .05%
  Shareholder Servicing Agent Fees(1) ....       .00%             .00%
  Other Operating Expenses ...............       .09%             .15%
                                                 ----             ----
Total Fund Operating Expenses(1)                 .20%             .25%
                                                 ====             ====

  * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers.
(1) Absent fee waivers and reimbursements, investment management fees, 12b-1 fees, administrative services fees, shareholder servicing agent fees and total fund operating expenses would be .15%, .10%, .40%, .10% and .84% for Landmark Institutional Liquid Reserves and .15%, .10%, .40%, .10% and .90% for Landmark Institutional U.S. Treasury Reserves. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels. Under each Fund's administrative services plan, the aggregate of the fee paid to the Administrator and the fees paid to the Shareholder Servicing Agents may not exceed .45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Individual components of the aggregate may vary from time to time.
(2) Fees under the 12b-1 distribution plan are asset-based sales charges. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

More complete descriptions of the following expenses of the Funds and the Portfolios are set forth on the following pages: (i) investment management fees -- page 11, (ii) distribution fees -- page 13, (iii) administrative services fees -- page 12, and (iv) shareholder servicing agent fees -- page 12.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming redemption at the end of each period indicated below:

                                                ONE YEAR     THREE YEARS   FIVE YEARS  TEN YEARS
------------------------------------------------------------------------------------------------
INSITUTIONAL LIQUID RESERVES ..................     $2           $6           $11         $26
INSTITUTIONAL U.S. TREASURY RESERVES ..........     $3           $8           $14         $32

The Example assumes that all dividends are reinvested, and expenses are based on each Fund's fiscal year ended August 31, 1995, after waivers and reimbursements. If waivers and reimbursements were not in place, the amounts in the Example would be $9, $27, $47 and $104 for Institutional Liquid Reserves and $9, $29, $50 and $111 for Institutional Treasury Reserves. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of either Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF EITHER FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following tables provide condensed financial information about the Funds for the periods indicated. This information should be read in conjunction with the financial statements appearing in each Fund's Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the tables below, covering periods through August 31, 1995 have been audited by Price Waterhouse LLP (for the fiscal years ended August 31, 1995 and August 31, 1994) and Deloitte & Touche LLP (for the period prior to the fiscal year ended August 31, 1994), independent accountants, on behalf of Institutional Liquid Reserves, and by Deloitte & Touche LLP on behalf of Institutional U.S. Treasury Reserves. The accountants' reports are included in the applicable Fund's Annual Report. Copies of the Annual Reports may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number).

                                       -----------------------------------------
                                        LANDMARK INSTITUTIONAL LIQUID RESERVES
                                                FINANCIAL HIGHLIGHTS
                                                YEAR ENDED AUGUST 31,
                                       1995             1994             1993*
--------------------------------------------------------------------------------
Net Asset Value,
  beginning of period .......        $1.00000        $1.00000         $1.00000
Net investment income .......         0.05698         0.03603          0.02871
Less dividends from net
  investment income .........        (0.05698)       (0.03603)        (0.02871)
                                     ---------       ---------        ---------
Net Asset Value, end of
  period ....................        $1.00000        $1.00000         $1.00000
                                     ========        ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted) ...........      $1,480,097        $470,041          $83,519

Ratio of expenses to
  average net assets** ......           0.17%           0.23%            0.23%+

Ratio of net investment
  income to average net
  assets ....................           5.70%           3.62%            3.13%+

Total return ................           5.85%           3.66%            3.21%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per
  share .....................         $0.0505        $0.03094         $0.02339

RATIOS:
Expenses to average net
  assets** ..................           0.84%           0.86%            0.81%+
Net investment income to
  average net assets ........           5.03%           2.98%            2.55%+

 *For the period from the start of business, October 2, 1992, to August 31,
  1993.
**Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 +Annualized.

                                ------------------------------------------------
                                 LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES
                                            FINANCIAL HIGHLIGHTS

                                    YEAR ENDED      EIGHT MONTHS
                                    AUGUST 31,         ENDED            YEAR ENDED
                                 1995      1994    AUGUST 31, 1993** DECEMBER 31, 1992
---------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period ....... $1.00000    $1.00000    $1.00000         $1.00000
Net investment income .......  0.05200     0.03312     0.01974          0.00736
Less dividends from net
  investment income ......... (0.05200)   (0.03312)   (0.01974)        (0.00736)
                              --------    ---------   ---------        ---------
Net Asset Value, end of
  period .................... $1.00000    $1.00000    $1.00000         $1.00000
                              ========    ========    ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted) ........... $120.731    $150,911    $ 48,475         $ 13,594
Ratio of expenses to
  average net assets* .......    0.25%       0.23%       0.20%+           0.20%+
Ratio of net investment
  income to average net
  assets ....................    5.23%       3.40%       2.99%+           3.20%+
Total return ................    5.33%       3.36%       3.01%+           3.19%+

Note: -- If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per
  share ..................... $0.04593     $0.02679   $0.01208         $0.00359

RATIOS:
Expenses to average net
  assets* ...................    0.85%        0.88%     1.36%+            1.85%+
Net investment income to
  average net assets ........    4.62%        2.75%     1.83%+            1.56%+


  *Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
 **On April 15, 1993, the Fund changed its fiscal year end from December 31 to
   August 31.
***For the period from the start of business, October 2, 1992, to December 31,
   1992.
  +Annualized.

--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION
--------------------------------------------------------------------------------

    INVESTMENT OBJECTIVES: The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

    The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that either Fund will achieve its investment objective.


INVESTMENT POLICIES: INSTITUTIONAL LIQUID RESERVES seeks its objective by investing all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks the same objective as the Fund by investing in high quality U.S. dollar-denominated money market instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. The U.S. Government obligations in which the Portfolio invests include U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. For more information regarding the Portfolio's permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page 15.

    INSTITUTIONAL U.S. TREASURY RESERVES seeks its objective by investing all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks the same objective as the Fund by investing in U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities, which are supported by the "full faith and credit" of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. For more information regarding the Portfolio's permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page 15. ALTHOUGH THE PORTFOLIO INVESTS IN U.S. GOVERNMENT OBLIGATIONS, NEITHER AN INVESTMENT IN THE FUND NOR AN INVESTMENT IN THE PORTFOLIO IS INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.


CERTAIN ADDITIONAL INVESTMENT POLICIES:
    $1.00 NET ASSET VALUE. Each Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."

    MATURITY AND QUALITY. All of the Portfolios' investments mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by each Portfolio (on a dollar-weighted basis) is 90 days or less. All of the Portfolios' investments are in high quality securities which have been determined by the Adviser to present minimal credit risks. To meet a Portfolio's high quality standards a security must be rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.


    PERMITTED INVESTMENTS. For more information regarding permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page 15. The Funds will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserve the right to do so.


    INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Funds and the Portfolios. Certain of these specific restrictions may not be changed without shareholder approval. Except as otherwise indicated, the Funds' and Portfolios' investment objectives and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Portfolios' securities will not be a violation of policy.

    BROKERAGE TRANSACTIONS. The primary consideration in placing the Portfolios' security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.

------------------------------------------------------------------------------
                               RISK CONSIDERATIONS
------------------------------------------------------------------------------


    The risks of investing in each Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.


    "CONCENTRATION" IN BANK OBLIGATIONS. Cash Reserves Portfolio invests more than 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental, and may not be changed without the consent of the Portfolio's investors. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee.

     NON-U.S. SECURITIES. Investors in Institutional Liquid Reserves should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Portfolio assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Portfolio.


     INVESTMENT PRACTICES. Certain of the investment practices employed for the Portfolios may entail certain risks. See the Appendix -- Permitted Investments and Investment Practices on page 15.


SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund seeks its investment objective by investing all of its investable assets in its corresponding Portfolio, a registered investment company. Each Portfolio has the same investment objective and policies as its corresponding Fund. In addition to selling beneficial interests to a Fund, a Portfolio may sell beneficial interests to other mutual funds, collective investment vehicles, or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in that Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Funds' distributor, LFBDS at the address and telephone number indicated on the back cover of this Prospectus.


    The investment objective of each Fund may be changed by its Trustees without the approval of the Fund's shareholders, but not without written notice thereof to shareholders at least 30 days prior to implementing the change. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The investment objective of each Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and, if a Fund is then invested in the Portfolio, notice to Fund shareholders) at least 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either a Fund or its Portfolio will be achieved. See "Investment Objective, Policies and Restrictions -- Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of each Fund and its Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund or Portfolio. Except as stated otherwise, all investment guidelines, policies and restrictions described herein and in the Statement of Additional Information are non- fundamental.

    Certain changes in a Portfolio's investment objective, policies or restrictions or a failure by a Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may preclude the Fund from investing its investable assets in the Portfolio or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in kind" distribution of securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing. The absence of substantial experience with this investment structure could have an adverse effect on an investment in the Funds.

    Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. If a Fund is requested to vote on matters pertaining to its Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by such shareholders. The Fund will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

    Each Fund may withdraw its investment from its Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manager the Fund's assets in accordance with the investment policies described above. In the event the Fund's Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action.

    For a description of the management of the Portfolios, see "Management" -- page 11. For descriptions of the expenses of the Portfolios, see "Management" and "General Information -- Expenses" -- page 15. For a description of the investment objectives, policies and restrictions of the Portfolios, see "Investment Information" -- page 6.


------------------------------------------------------------------------------
                               VALUATION OF SHARES
------------------------------------------------------------------------------

    Net asset value per share of each Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 3:00 p.m., Eastern time, for Institutional Liquid Reserves, and 12:00 noon, Eastern time, for Institutional U.S. Treasury Reserves, by adding the market value of all securities and other assets of a Fund (including its interest in its Portfolio), then subtracting the liabilities charged to the Fund, and then dividing the result by the number of outstanding shares of the Fund. The amortized cost method of valuing Portfolio securities is used in order to stabilize the net asset value of shares of each Fund at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.

    The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Portfolio would receive if the security were sold.

------------------------------------------------------------------------------
                                    PURCHASES
------------------------------------------------------------------------------

    Shares of the Funds are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value (normally $1.00 per share) next determined after an order is transmitted to and accepted by the Distributor. Shares may be purchased either through a securities broker which has a sales agreement with the Distributor or through a bank or other financial institution which has an agency agreement with the Distributor. Shares of the Funds are being offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement concerning a
Fund). Each Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

    While there is no sales load imposed on shares of the Funds, the Distributor receives fees from each Fund pursuant to a Distribution Plan. See "Management -- Distribution Arrangements."

    Each shareholder's account is established and maintained by his or her Shareholder Servicing Agent, which will be the shareholder of record of the Fund. Each Shareholder Servicing Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent.

    Shareholder Servicing Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.

------------------------------------------------------------------------------
                                    EXCHANGES
------------------------------------------------------------------------------

    Shares of each Fund may be exchanged for shares of other Landmark Funds that are made available by a shareholder's Shareholder Servicing Agent, or may be acquired through an exchange of shares of those funds. No initial sales charge is imposed on shares being acquired through an exchange unless the shares being acquired are subject to a sales charge that is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Contingent deferred sales charges may apply to redemptions of some shares of other Landmark Funds disposed of or acquired through an exchange.

    Shareholders must place exchange orders through their Shareholder Servicing Agents, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Distributor. See "Valuation of Shares." Shares of the Funds may be exchanged only after payment in federal funds for the shares has been made.

    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. Before making any exchange, shareholders should contact their Shareholder Servicing Agents to obtain more information and prospectuses of the Landmark Funds to be acquired through the exchange.


------------------------------------------------------------------------------
                                   REDEMPTIONS
------------------------------------------------------------------------------


    Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by a shareholder's Shareholder Servicing Agent. Shareholders may redeem shares of a Fund only by authorizing their Shareholder Servicing Agents to redeem such shares on their behalf through the Distributor.

    REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

    PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Funds' right to pay the redemption price in kind with securities (instead of cash).


    Questions about redemption requirements should be referred to the shareholder's Shareholder Servicing Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.


------------------------------------------------------------------------------
                          NET INCOME AND DISTRIBUTIONS
------------------------------------------------------------------------------


    The net income of each Fund is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 3:00 p.m., Eastern time, for Institutional Liquid Reserves, and 12:00 noon, Eastern time, for Institutional U.S. Treasury Reserves. All the net income of each Fund is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last Business Day of each month. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of full and fractional additional shares of the applicable Fund at the rate of one share of the Fund for each one dollar of dividend income.

    Since the net income of each Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

    It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in a Fund.

------------------------------------------------------------------------------
                                   MANAGEMENT
------------------------------------------------------------------------------

TRUSTEES AND OFFICERS: Each Fund is supervised by the Board of Trustees of Landmark Institutional Trust. Each Portfolio is supervised by its own Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Funds are different from a majority of the disinterested trustees of their corresponding Portfolios. More information on the Trustees and officers of the Funds and the Portfolios appears under "Management" in the Statement of Additional Information.


INVESTMENT ADVISER: CITIBANK. Each Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $73 billion in assets worldwide, including the Landmark Funds and Portfolios. Citibank is a wholly-owned subsidiary of Citicorp.


    Citibank manages the assets of each Portfolio pursuant to separate investment advisory agreements ("Advisory Agreements"). Subject to policies set by the Portfolios' Trustees, Citibank makes investment decisions for the Portfolios.

    ADVISORY FEES. For its services under the Advisory Agreements, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of each Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.


    For the fiscal year ended August 31, 1995, the investment advisory fees paid to Citibank were as follows: for Cash Reserves Portfolio, $4,097,854, of which $2,306,161 was voluntarily waived (after waiver, 0.06% of the Portfolio's average daily net assets for that fiscal year); and for U.S. Treasury Reserves Portfolio, $1,148,418, of which $753,105 was voluntarily waived (after waiver, 0.05% of the Portfolio's average daily net assets for that fiscal year).


    BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Portfolios, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds and the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds or the Portfolios. Citibank believes that its services under the Advisory Agreements and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub- administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the affected Funds or Portfolios would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATIVE SERVICES PLANS: The Funds and Portfolios have administrative services plans ("Administrative Services Plans") which provide that the applicable Fund or Portfolio may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant, and, in the case of the Funds, one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Funds' Administrative Services Plan, the total of the fees paid to each Fund's Administrator and Shareholder Servicing Agents may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. Under each Portfolio's Administrative Services Plan, fees paid to the Portfolio's Administrator may not exceed 0.05% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. See "Administrators," "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant."


ADMINISTRATORS: LFBDS provides certain administrative services to the Funds and U.S. Treasury Reserves Portfolio, and Signature Financial Group (Cayman), Ltd., either directly or through a wholly-owned subsidiary ("SFG"), provides certain administrative services to Cash Reserves Portfolio, in each case under administrative services agreements. These administrative services include providing general office facilities, supervising the overall administration of the Funds and the Portfolios, and providing persons satisfactory to the Boards of Trustees to serve as Trustees and officers of the Funds and Portfolios. These Trustees and officers may be directors, officers or employees of LFBDS, SFG or their affiliates.

    For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of each Fund and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators has voluntarily agreed to waive a portion of the fees payable to it.


    LFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc. "Landmark" is a service mark of LFBDS.

SUB-ADMINISTRATOR: Pursuant to sub-administrative services agreements, Citibank performs such sub-administrative duties for the Funds and Portfolios as from time to time are agreed upon by Citibank and LFBDS or SFG. Citibank's compensation as sub-administrator is paid by LFBDS or SFG.


SHAREHOLDER SERVICING AGENTS: The Funds have entered into separate shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For these services, each Shareholder Servicing Agent receives a fee from each Fund at an annual rate of 0.10% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship.

    Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company (or its affiliate State Street Canada, Inc.) acts as transfer agent and dividend disbursing agent for each Fund. State Street (or its affiliate State Street Canada, Inc.) acts as the custodian of each Fund's and each Portfolio's assets. Securities held for a Portfolio may be held by a sub-custodian bank approved by the Portfolio's Trustees. State Street also provides fund accounting services to the Funds and the Portfolios and calculates the daily net asset value for the Funds and the Portfolios.

DISTRIBUTION ARRANGEMENTS: LFBDS is the Distributor of each Fund's shares and also serves as distributor for each of the other Landmark Funds and as a Shareholder Servicing Agent for certain investors. As Distributor, LFBDS bears the cost of compensating personnel involved in the sale of shares of the Funds and bears all costs of travel, office expenses (including rent and overhead) and equipment. In those states where LFBDS is not a registered broker-dealer, shares of the Funds are sold through Signature Broker-Dealer Services, Inc., as dealer.

    Under a plan of distribution for Institutional Liquid Reserves and Institutional U.S. Treasury Reserves (the "Plan"), each Fund pays the Distributor a fee at an annual rate not to exceed 0.10% of the average daily net assets of the Fund in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of shares, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. However, the Distributor has agreed to waive a portion of these fees on a month-to-month basis for each Fund. The Plan was adopted in accordance with Rule 12b-1 under the 1940 Act.

    The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

    From time to time LFBDS may make payments for distribution and/or shareholder servicing activities out of its past profits or any other sources available to it.


------------------------------------------------------------------------------
                                   TAX MATTERS
------------------------------------------------------------------------------


    This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    Each Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

    Shareholders are required to pay federal income tax on any dividends and other distributions received. Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of a Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

    Distributions derived from interest on U.S. Government obligations may be exempt from state and local taxes in certain states. Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

    The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.

    Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.


------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
------------------------------------------------------------------------------


    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    Each Fund may provide its period and average annualized "total rates of return" and Institutional U.S. Treasury Reserves may also provide "tax equivalent total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. The "tax equivalent total rate of return" refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of Institutional U.S. Treasury Reserves. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of Institutional U.S. Treasury Reserves, the dividends from which may be exempt from state personal income taxes, with the total rates of return of funds the dividends from which are not so tax exempt.

    Each Fund may provide annualized "yield" and "effective yield" quotations, and Institutional U.S. Treasury Reserves may also provide "tax equivalent yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of Institutional U.S. Treasury Reserves. The use of a tax equivalent yield allows investors to compare the yield of Institutional U.S. Treasury Reserves, the dividends from which may be exempt from state personal income tax, with yields of funds the dividends from which are not so tax exempt. A Fund may also provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Of course, any fees charged by a shareholder's Shareholder Servicing Agent will reduce that shareholder's net return on his or her investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Funds.

------------------------------------------------------------------------------
                               GENERAL INFORMATION
------------------------------------------------------------------------------

ORGANIZATION: Each Fund is a diversified series of Landmark Institutional Trust, which is a Massachusetts business trust which was organized on July 8, 1992. Each Fund also is an open-end management investment company registered under the 1940 Act.

    Under the 1940 Act, a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    Each Portfolio is a separate trust organized under the laws of the State of New York. The Declaration of Trust of each Portfolio provides that a Fund and other entities investing in a Portfolio are each liable for all obligations of that Portfolio. However, it is not expected that the liabilities of a Portfolio would ever exceed its assets.

VOTING AND OTHER RIGHTS: Landmark Institutional Trust (the "Trust") may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

    At any meeting of shareholders of a Fund, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Shareholder Servicing Agent is the holder of record.

    The Trust's activities are supervised by the Trust's Board of Trustees. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in a Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund.

CERTIFICATES: The Funds' Transfer Agent maintains a share register for shareholders of record, i.e., Shareholder Servicing Agents. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in a Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Shareholder Servicing Agents and tax and retirement advisers.


EXPENSES: For the fiscal year ended August 31, 1995, total operating expenses of the Funds, after allocating to each Fund its share of its Portfolio's expenses and after giving effect to fee waivers or reimbursements, were as follows: for Institutional Liquid Reserves, 0.17% of the Fund's average daily net assets for that fiscal year; and for Institutional U.S. Treasury Reserves, 0.25% of the Fund's average daily net assets for that fiscal year. All fee waivers are voluntary and may be reduced or terminated at any time.
                        ------------------------------


    The Statement of Additional Information dated the date hereof contains more detailed information about the Funds and the Portfolios, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrators, (iii) securities transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

------------------------------------------------------------------------------
                                    APPENDIX
                            PERMITTED INVESTMENTS AND
                              INVESTMENT PRACTICES
------------------------------------------------------------------------------

    TREASURY RECEIPTS. Each Portfolio may invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.


    COMMERCIAL PAPER. Cash Reserves Portfolio may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

    ASSET-BACKED SECURITIES. Cash Reserves Portfolio may invest in asset- backed securities, which represent fractional interests in underlying pools of assets, such as car installment loans or credit card receivables. The rate of return on asset-backed securities may be affected by prepayment of the underlying loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield.

    REPURCHASE AGREEMENTS. Cash Reserves Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Portfolio a security at one price, subject to the Portfolio's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, each Portfolio may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Portfolio would not exceed 33 1/3% of the Portfolio's net assets.

    In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, the Portfolio could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Portfolio could experience a loss.

    PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. Each Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-con- suming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

------------------------------------------------------------------------------
                                   SHAREHOLDER
                                SERVICING AGENTS
------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100



[LOGO]  LANDMARK FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

-------------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110

AUDITORS
 (FOR LANDMARK INSTITUTIONAL
  LIQUID RESERVES)
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

 (FOR LANDMARK INSTITUTIONAL
  U.S. TREASURY RESERVES)
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

--------------------------------------------------------------------------------

IM/P/96/RB                           Printed on Recycled Paper [Recycled Symbol]

INSTITUTIONAL

[LOGO]  LANDMARK(SM) FUNDS
        Advised by Citibank, N.A.


-----------------------------
LANDMARK
INSTITUTIONAL
LIQUID RESERVES
-----------------------------
LANDMARK
INSTITUTIONAL
U.S. TREASURY
RESERVES
-----------------------------



-----------------------------
PROSPECTUS
JANUARY 2, 1996
-----------------------------

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
LANDMARK INSTITUTIONAL LIQUID RESERVES                           January 2, 1996
LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES
(Members of the Landmark SM Family of Funds)


         Landmark Institutional Liquid Reserves ("Liquid Reserves") and Landmark Institutional U.S. Treasury Reserves ("U.S. Treasury Reserves" and together with Liquid Reserves, the "Funds") are each separate series of Landmark Institutional Trust (the "Trust"). The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679. The Trust invests all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in, respectively, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio (the "Portfolios"). The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address and telephone number of U.S. Treasury Reserves Portfolio are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679.

         FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


Table of Contents                                         Page

The Funds                                                   2
Investment Objectives, Policies and Restrictions            3
Performance Information                                    13
Determination of Net Asset Value                           15
Management                                                 16
Portfolio Transactions                                     26
Description of Shares, Voting Rights and Liabilities       26
Certain Additional Tax Matters                             29
Independent Accountants and Financial Statements           29

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus, dated January 2, 1996, by which shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Funds' Distributor (see back cover for address and phone number).


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE FUNDS


         The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Shares of the Trust are divided into two separate series, Landmark Institutional Liquid Reserves and Landmark Institutional U.S. Treasury Reserves, which are described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 2, 1996, of the Funds by which shares of the Funds are offered.


         Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

         The Trust seeks the investment objectives of the Funds by investing all the investable assets of Liquid Reserves and U.S. Treasury Reserves in, respectively, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

         Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to each of the Portfolios. The Adviser manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for each Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

         The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Administrator") supervises the overall administration of the Trust and U.S. Treasury Reserves Portfolio. Signature Financial Group (Cayman), Ltd., either directly or through a wholly-owned subsidiary ("SFG"), supervises the overall administration of Cash Reserves Portfolio. The Boards of Trustees of the Trust and the Portfolios provide broad supervision over the affairs of the Trust and of the Portfolios, respectively. Shares of each Fund are continuously sold by LFBDS, the Funds' distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the Trust with respect to that Fund (collectively, "Shareholder Servicing Agents"). Although shares of the Funds are sold without a sales load, LFBDS may receive fees from the Funds pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

         The investment objectives of LANDMARK INSTITUTIONAL LIQUID RESERVES are to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

         The investment objectives of LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES are to provide shareholders of the Fund with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

         The investment objective of each of the Funds may be changed without approval by the Fund's shareholders. Of course, there can be no assurance that either Fund will achieve its investment objective.

                               INVESTMENT POLICIES

         The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in, respectively, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectus contains a discussion of the various types of securities in which each Portfolio may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and each Portfolio. Since the investment characteristics of each Fund will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.


         The Trust may withdraw the investment of either Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Liquid Reserves with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without the approval of Liquid Reserves' shareholders, the approval of a Fund's shareholders would not be required to change any of that Fund's investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without the approval of Cash Reserves Portfolio's investors, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of that Portfolio's investment policies discussed below, including those concerning securities transactions.


                             CASH RESERVES PORTFOLIO

         Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "high quality" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


(1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio.

         U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


         Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.


         Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

         The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

         U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

         Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

(2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph 1 above in connection with the purchase of non-U.S. bank obligations.

(3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's.

(4) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

(5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments.

(6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

         Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

ASSET-BACKED SECURITIES

         As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

         Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities that may be developed in the future.

LENDING OF SECURITIES


         Consistent with applicable regulatory requirements and in order to generate income, each of the Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five days). During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Portfolio would exceed 33 1/3% of the value of its net assets.


                        U.S. TREASURY RESERVES PORTFOLIO

         U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States.
U.S. Treasury Reserves Portfolio will not enter into repurchase agreements.

                             INVESTMENT RESTRICTIONS

         The Trust, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the investment restrictions of a Portfolio (or, in the case of Cash Reserves Portfolio, its concentration policy described in paragraph (1) under "Investment Policies"), the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

         Neither the Trust, on behalf of a Fund, nor a Portfolio may:

         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities); for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below;

         (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

         (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be, (b) through the use of repurchase agreements (or, in the case of Liquid Reserves and Cash Reserves Portfolio, fixed time deposits) or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public (and in the case of Liquid Reserves and Cash Reserves Portfolio, short term commercial paper) shall not be considered the making of a loan; for additional related restrictions, see clause
(x) under the caption "State and Federal Restrictions" below;

         (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust on behalf of each Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (6) in the case of Liquid Reserves and Cash Reserves Portfolio, purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities, which may be purchased without limitation) if immediately after such purchase more than 5% of the value of its assets would be invested in the securities of such issuer (provided, however, that the Trust may invest, on behalf of Liquid Reserves, all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

         (7) in the case of U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, concentrate its investment in any particular industry; provided that nothing in this Investment Restriction is intended to affect the ability to invest 100% of U.S. Treasury Reserves' assets in U.S. Treasury Reserves Portfolio;

         (8) in the case of Liquid Reserves and Cash Reserves Portfolio, concentrate its investments in any particular industry, but, if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of Liquid Reserves or Cash Reserves Portfolio, respectively (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; provided that, if the Trust withdraws the investment of Liquid Reserves from Cash Reserves Portfolio, the Trust will invest the assets of the Fund in bank obligations to the same extent and with the same reservation as the Portfolio; and provided, further that nothing in this Investment Restriction is intended to affect Liquid Reserves' ability to invest 100% of its assets in Cash Reserves Portfolio; or

         (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

STATE AND FEDERAL RESTRICTIONS

         In order to comply with certain state and federal statutes and regulatory policies, neither the Trust, on behalf of either of the Funds, nor the corresponding Portfolio will as a matter of operating policy:

         (i) borrow money for any purpose in excess of 10% of the total assets of the Fund or Portfolio (taken in each case at cost),

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or Portfolio (taken in each case at market value),

         (iii) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that if such right is conditional the sale is made upon the same conditions,

         (iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in the corresponding Portfolio,

         (v) purchase securities issued by any registered investment company, except that all of the assets of the Fund may be invested in the corresponding Portfolio and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) and the Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or the Portfolio, respectively (taken in each case at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund or Portfolio; and provided, further, that neither the Fund nor the Portfolio shall purchase securities issued by any open-end investment company,

         (vi) taken together with any investments described in clause (x) below, invest more than 10% of the net assets of the Fund or the Portfolio in securities that are not readily marketable, including debt securities for which there is no established market (and, in the case of Liquid Reserves and Cash Reserves Portfolio, fixed time deposits) and repurchase agreements maturing in more than seven days, except that all the assets of the Fund may be invested in the corresponding Portfolio,

         (vii) purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class, except that all the assets of the Fund may be invested in the corresponding Portfolio,

         (viii) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, or the Portfolio, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value,

         (ix) write, purchase or sell any put or call option or any combination thereof,

         (x) taken together with any investments described in clause (vi) above, invest in securities which are subject to legal or contractual restrictions on resale (other than, in the case of Liquid Reserves and Cash Reserves Portfolio, repurchase agreements and fixed time deposits maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund or the Portfolio, respectively, (in each case taken at market value) would be so invested (including, in the case of Liquid Reserves and Cash Reserves Portfolio, repurchase agreements maturing in more than seven days), except that all the assets of the Fund may be invested in the Portfolio,

         (xi) purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, respectively, except that all the assets of the Fund may be invested in the Portfolio, or

         (xii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund or the Portfolio respectively (in each case taken at market value) is held as collateral for such sales at any one time (the Funds and the Portfolios do not presently intend to make such sales).

         These policies are not fundamental and may be changed by the Trust with respect to a Fund without approval by the Fund's shareholders, or by a Portfolio without approval by the corresponding Fund or its other investors, in each case in response to changes in the various state and federal requirements.

PERCENTAGE AND RATING RESTRICTIONS

         If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by the Fund or the Portfolio is not considered a violation of policy.

                           3. PERFORMANCE INFORMATION

         Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of the Fund's investment in the Portfolio or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

         Any tax equivalent yield quotation of a Fund is calculated as follows:
If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

         A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

         Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for the Funds for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Funds.

                                                                                       REDEEMABLE VALUE OF A
                                                                                        HYPOTHETICAL $1,000
                                                             ANNUALIZED TOTAL          INVESTMENT AT THE END
PERIOD                                                        RATE OF RETURN               OF THE PERIOD

INSTITUTIONAL LIQUID RESERVES

October 2, 1992 (commencement of operations) to                   4.26%                      $1,129.20
   August 31, 1995
One year ended August 31, 1995                                    5.85%                      $1,058.50


INSTITUTIONAL U.S. TREASURY RESERVES

October 2, 1992 (commencement of operations) to                   3.92%                      $1,118.50
   August 31, 1995
One year ended August 31, 1995                                    5.33%                      $1,053.30

         The annualized yield of Institutional Liquid Reserves for the seven-day period ended August 31, 1995 was 5.82%. The effective compound annualized yield of Institutional Liquid Reserves for such period was 5.99%. The annualized yield of Institutional U.S. Treasury Reserves for the seven-day period ended August 31, 1995 was 5.31%, the effective compound annualized yield of Institutional U.S. Treasury Reserves for such period was 5.45% and the annualized tax equivalent yield of Institutional U.S. Treasury Reserves for such period was 6.04% (assuming a combined state and local tax rate of 12.051% for New York City residents).


                       4. DETERMINATION OF NET ASSET VALUE


         The net asset value of each of the shares of each Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 3:00 p.m., Eastern standard time, for Liquid Reserves and 12:00 noon, Eastern standard time, for U.S. Treasury Reserves, by dividing the value of the Fund's net assets (i.e., the value of its investment in its Portfolio and other assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

         The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.


         The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Fund or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.


         Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or a Portfolio, the Trust's or Portfolio's Board of Trustees of the applicable Fund or Portfolio will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of Liquid Reserves and Cash Reserves Portfolio) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")


         Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


         The Trust or the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                                  5. MANAGEMENT


         The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts. The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address of U.S. Treasury Reserves Portfolio is 6 St. James Avenue, Boston, Massachusetts.

TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE; 44* -- President of the Trust and the Portfolios; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

RILEY C. GILLEY; 69 -- Vice President and General Counsel, Corporate Property Investors (December, 1988 to September, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; 55 -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Consultant to Kidder, Peabody & Co. Incorporated (since January, 1990). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; 44 -- Trustee of the Trust; President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager of Special Investments, Rockefeller & Co. (April, 1988 to August, 1990); Director, New York Life Insurance Company Institutional Mutual Funds (since December, 1990). Her address is P.O. Box 9572, New Haven, Connecticut.


TRUSTEES OF THE PORTFOLIOS


ELLIOTT J. BERV; 52 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since August, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to July, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE; 44* -- President of the Trust and the Portfolios; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

MARK T. FINN; 52 -- President and Director, Delta Financial, Inc. (since June,
1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); Director, Vantage Consulting Group (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

WALTER E. ROBB, III; 69 -- President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.


OFFICERS OF THE TRUST AND THE PORTFOLIOS


PHILIP W. COOLIDGE; 44* -- President of the Trust and the Portfolios; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

DAVID G. DANIELSON; 30* -- Assistant Treasurer of the Trust and the Portfolios; Assistant Manager, Signature Financial Group, Inc. since May 1991; Graduate Student, Northeastern University from April 1990 to March 1991.

JOHN R. ELDER;47* -- Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March
1995).

LINDA T. GIBSON; 30* -- Assistant Secretary of the Trust and the Portfolios; Legal Counsel, Signature Financial Group, Inc. (since June 1991); law student, Boston University School of Law (from September 1989 to May 1992); Product Manager, Signature Financial Group, Inc. (January 1989 to September 1989).

SUSAN JAKUBOSKI; 31 * -- Vice President, Assistant Treasurer and Assistant Secretary of Cash Reserves Portfolio and Assistant Secretary of the Trust (since August, 1994); Manager, Signature Financial Group (Cayman) Ltd. (since August,
1994); Senior Fund Administrator, Signature Financial Group, Inc. (since August,
1994); Assistant Treasurer, Signature Broker-Dealer Services, Inc. (since September, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994); Senior Fund Accountant, Neuberger & Berman Management, Inc. (from February, 1988 to November, 1990); Customer Service Representative, I.B.J. Schroder (prior to 1988). Her address is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, BWI.

JAMES S. LELKO; 30* -- Assistant Treasurer of the Trust and the Portfolios; Assistant Manager, Signature Financial Group, Inc. since January 1993; Senior Tax Compliance Accountant, Putnam Companies since prior to December 1992.

THOMAS M. LENZ; 37* -- Secretary of the Trust and the Portfolios; Vice President and Associate General Counsel, Signature Financial Group, Inc. (since November
1989); Attorney, Ropes & Gray (September 1984 to November 1989).

MOLLY S. MUGLER; 44* -- Assistant Secretary of the Trust and the Portfolios; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since December, 1988); Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

BARBARA M. O'DETTE; 36*-- Assistant Treasurer of the Trust and the Portfolios; Assistant Treasurer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

ANDRES E. SALDANA; 33* -- Assistant Secretary of the Trust and the Portfolios; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. since November 1992; Attorney, Ropes & Gray from September 1990 to November 1992.

DANIEL E. SHEA; 33* -- Assistant Treasurer of the Trust and the Portfolios; Assistant Manager of Fund Administration, Signature Financial Group, Inc. since November 1993; Supervisor and Senior Technical Advisor, Putnam Investments since prior to 1990.


         The Trustees and officers of the Trust and the Portfolios also hold comparable positions with certain other funds for which LFBDS or an affiliate serves as the distributor or administrator.


                           TRUSTEES COMPENSATION TABLE

                                           AGGREGATE                     AGGREGATE
                                       COMPENSATION FROM             COMPENSATION FROM               TOTAL COMPENSATION
                                     INSTITUTIONAL LIQUID           INSTITUTIONAL U.S.               FROM THE TRUST AND
             TRUSTEE                      RESERVES(1)              TREASURY RESERVES(1)                  COMPLEX(2)

Philip W. Coolidge                             0                             0                               0

Riley C. Gilley                            $7,677.44                     $3,231.84                       $44,000.00

Diana R. Harrington                        $6,880.01                     $2,940.07                       $40,000.00

Susan B. Kerley                            $6,880.01                     $2,940.07                       $40,000.00
--------------------

(1) For the fiscal year ended August 31, 1995.
(2) Information relates to the fiscal year ended August 31, 1995. Messrs. Coolidge and Gilley and Mses. Harrington and
Kerley are trustees of 28, 11, 11 and 11 Funds, respectively, of the Landmark Family of Funds.

         As of December 15, 1995, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of Liquid Reserves and more than 95% of the outstanding shares of U.S. Treasury Reserves were held of record by Citibank, N.A. or an affiliate, as a Shareholder Servicing Agent of the Funds, for the accounts of their respective clients.


           The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


ADVISER

           Citibank manages the assets of each Portfolio pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees of a Portfolio may determine, the Adviser manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios' investments and effecting securities transactions for each Portfolio. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the applicable Portfolio who are not parties to such Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

           Each of the Advisory Agreements provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the applicable Portfolio, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

         The Prospectus contains a description of the fees payable to the Adviser for services under the Advisory Agreements.


Cash Reserves Portfolio: For the period from October 2, 1992 (commencement of operations) to August 31, 1993 the fee paid from Liquid Reserves to Citibank under the Advisory Agreement was $2,108,642. For the fiscal years ended August 31, 1994 and 1995, the fees paid from Cash Reserves Portfolio to Citibank under the Advisory Agreement were $1,806,314 and $4,097,854 (of which $943,419 and $2,306,161, respectively, were voluntarily waived).

U.S. Treasury Reserves Portfolio: For the fiscal year ended December 31, 1992 and for the eight-month period ended August 31, 1993, the fees paid from U.S. Treasury Reserves to Citibank under the Advisory Agreement were $933,117 and $570,108. For the fiscal years ended August 31, 1994 and 1995, the fees payable from U.S. Treasury Reserves Portfolio to Citibank under the Advisory Agreement were $850,924 and $1,148,418 (of which $506,109 and $753,105, respectively, were voluntarily waived).


ADMINISTRATORS

         Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), LFBDS provides the Trust and U.S. Treasury Reserves Portfolio, and SFG provides Cash Reserves Portfolio, with general office facilities, and LFBDS supervises the overall administration of the Trust and U.S. Treasury Reserves Portfolio and SFG supervises the overall administration of Cash Reserves Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolios; the preparation and filing of all documents required for compliance by the Trust and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolios. LFBDS and SFG provide persons satisfactory to the Board of Trustees of the Trust and the Portfolios to serve as Trustees and officers of the Trust and the Portfolios. Such Trustees and officers may be directors, officers or employees of LFBDS, SFG or their affiliates.

         The Prospectus contains a description of the fees payable to LFBDS and SFG under the Administrative Services Agreements.


Liquid Reserves: For the period from October 2, 1992 (commencement of operations) to August 31, 1993 and for the fiscal years ended August 31, 1994 and 1995, the fees payable to LFBDS from Liquid Reserves under the Administrative Services Agreement and a prior administrative services agreement with the Trust were $302,338, $468,172 and $1,014,974 (of which $278,869,
$231,690 and $914,591, respectively, were voluntarily waived). For Cash Reserves Portfolio's fiscal years ended August 31, 1993, 1994 and 1995, the fees payable to SFG under the Administrative Services Agreement and a prior administrative services agreement with the Portfolio were $702,881 (of which $596,227 was voluntarily waived), $602,105 and $1,365,951 (all of which were voluntarily waived).

U.S. Treasury Reserves: For the period October 2, 1992 (commencement of operations) to December 31, 1992, the eight-month period ended August 31, 1993 and the fiscal years ended August 31, 1994 and 1995, the fees payable from U.S. Treasury Reserves to LFBDS under the Administrative Services Agreement and a prior administrative services agreement with the Trust were $5,989 (all of which was voluntarily waived), $140,961 and $214,600 (of which $119,704 and $80,255, respectively, were voluntarily waived). For the fiscal year ended December 31, 1992, the eight-month period ended August 31, 1993 and the fiscal years ended August 31, 1994 and 1995, the fees payable to LFBDS under the Administrative Services Agreement with U.S. Treasury Reserves Portfolio were $311,039 (of which $72,119 was voluntarily waived), $190,036, $283,642 and $382,806 (all of which were voluntarily waived).


         The Administrative Services Agreement with the Trust acknowledges that the names "Landmark" and "Landmark Funds" are the property of LFBDS and provides that if LFBDS ceases to serve as the administrator of the Trust, the Trust and the Funds will change their respective names so as to delete the word "Landmark" or the words "Landmark Funds." The Administrative Services Agreement with the Trust also provides that LFBDS may render administrative services to others and may permit other investment companies in addition to the Trust to use the word "Landmark" or the words "Landmark Funds" in their names.

         The Administrative Services Agreement with the Trust continues in effect as to a Fund if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of such Fund and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or LFBDS. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated as to a Fund by the Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Trust also provides that neither LFBDS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         LFBDS has agreed to reimburse the Funds for their operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. The expenses incurred by the Funds for distribution purposes pursuant to the Trust's Distribution Plans are included within such operating expenses only to the extent required by any state in which the Funds' shares are qualified for sale. The Trust may elect not to qualify the Funds' shares for sale in every state. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2% of the first $30 million of a Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2% of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Funds' annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by LFBDS. Subject to the obligation of LFBDS to reimburse the Funds for their excess expenses as described above, the Trust has, under its Administrative Services Agreement, confirmed its obligation for payment of all other expenses of the Funds.

         The Administrative Services Agreements with the Portfolios provide that LFBDS or SFG, as the case may be, may render administrative services to others. The Administrative Services Agreement with each of the Portfolios terminates automatically if it is assigned and may be terminated without penalty by a vote of a majority of the outstanding voting securities of the Portfolio or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with each of the Portfolios also provides that neither LFBDS or SFG, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         LFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.

         Pursuant to Sub-Administrative Services Agreements (the "Sub-Administrative Agreements"), Citibank performs such sub-administrative duties for the Trust and the Portfolios as are from time to time agreed upon by Citibank and, as the case may be, LFBDS or SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust and the Portfolios, participation in preparation of documents required for compliance by the Trust and the Portfolios with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust and Portfolios, and other functions which would otherwise be performed by LFBDS as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by Citibank and, as the case may be, LFBDS or SFG not in excess of the amount paid to LFBDS or SFG for its services under the applicable Administrative Services Agreement. All such compensation is paid by LFBDS or SFG, as the case may be.

DISTRIBUTOR

         The Trust has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distributor receives a fee from each Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution related expenses.

         The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that at least quarterly the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated with respect to the applicable Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund. The Distribution Plan may not be amended to increase materially the amount of the Funds' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

         As contemplated by the Distribution Plan, LFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.


Liquid Reserves: For the period from October 2, 1992 (commencement of operations) to August 31, 1993 and the fiscal years ended August 31, 1994 and 1995, the fee payable from Liquid Reserves to the Distributor under the Distribution Agreement were $604,676, and $312,115 (of which $561,344 and $296,822 were voluntarily waived) and $676,649 (all of which was voluntarily waived), respectively.

U.S. Treasury Reserves: For the period October 2, 1992 (commencement of operations) to December 31, 1992, the eight-month period ended August 31, 1993 and the fiscal years ended August 31, 1994 and 1995, the fees payable from U.S. Treasury Reserves to the Distributor under the Distribution Agreement were $1,320 (all of which was voluntarily waived), $11,979 (all of which was voluntarily waived), $93,974 and $143,067 (of which $82,858 and $141,847 were voluntarily waived), respectively.


SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

         The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the aggregate of the fee paid to the Administrator from each Fund and the fees paid to the Shareholder Servicing Agents from each Fund may not exceed 0.45% of the applicable Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time with respect to a Fund by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of a Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.


         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent and a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian for the Trust. For additional information, including a description of fees paid to the Shareholder Servicing Agents under the Servicing Agreements, see "Management-Shareholder Servicing Agents" in the Prospectus. For the fiscal years ended August 31, 1994 and 1995, the aggregate fees payable from Liquid Reserves to Shareholder Servicing Agents under the Servicing Agreement were $936,344 and $2,029,949 (all of which were voluntarily waived). For the fiscal years ended August 31, 1994 and 1995, the aggregate fees payable from U.S. Treasury Reserves to Shareholder Servicing Agents under the Servicing Agreements were $281,921 and $429,200 (all of which were voluntarily waived).


         The Portfolios have also adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to either LFBDS or SFG, as the case may be, may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.

         Each Portfolio has entered into a Transfer Agency and Service Agreement and a Custodian Agreement with State Street pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian and performs fund accounting services for the Portfolios.

                            6. PORTFOLIO TRANSACTIONS

         The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No portfolio transactions are executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker.

             7. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.00001 par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. Currently, the Funds are the only two series of shares of the Trust. Each share represents an equal proportionate interest in a Fund with each other share. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

         The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

         Share certificates will not be issued.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


         Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of either Portfolio would ever exceed its assets.

         Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, in the case of Cash Reserves Portfolio, and 12:00 noon , Eastern time, in the case of U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.


                        8. CERTAIN ADDITIONAL TAX MATTERS


         Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

         Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.


         Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

               9. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         Price Waterhouse LLP and Price Waterhouse are the independent and chartered accountants for Liquid Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP were the independent certified public accountants for Liquid Reserves and Cash Reserves Portfolio through December 31, 1993. The selection of Price Waterhouse LLP and Price Waterhouse was based on management's decision with respect to certain areas of expertise and service capabilities. There was no disagreement between the Fund, the Portfolio and Deloitte & Touche LLP with respect to the accounting and audit services provided by such firm. Deloitte & Touche LLP are the independent certified public accountants for U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

         The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 1995, Statement of Operations for the year ended August 31, 1995, Statement of Changes in Net Assets for the years ended August 31, 1995 and 1994, Financial Highlights for the years ended August 31, 1995 and 1994 and the period from October 2, 1992 (commencement of operations) to August 31, 1993, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 1995, Statement of Assets and Liabilities at August 31, 1995, Statement of Operations for the year ended August 31, 1995, Statement of Changes in Net Assets for each of the years ended August 31, 1995 and 1994, Financial Highlights for each of the years in the five-year period ended August 31, 1995, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Price Waterhouse LLP and Price Waterhouse (for the fiscal year ended August 31, 1994) and Deloitte & Touche LLP (for periods prior to the fiscal year ended August 31, 1994), as experts in accounting and auditing.

         The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 1995, Statement of Operations for the year ended August 31, 1995, Statement of Changes in Net Assets for the years ended August 31, 1995, and 1994, Financial Highlights for the years ended August 31, 1995 and 1994, the eight months ended August 31, 1993 and the period October 2, 1992 (commencement of operations) to December 31, 1992, the Notes to Financial Statements and the Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 1995, Statement of Assets and Liabilities at August 31, 1995, Statement of Operations for the year ended August 31, 1995, Statement of Changes in Net Assets for the years ended August 31, 1995 and 1994, Financial Highlights for the years ended August 31, 1995 and 1994, the eight-month period ended August 31, 1993, the year ended December 31, 1992 and the period March 1, 1991 (commencement of operations) to December 31, 1991, the Notes to Financial Statements and the Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing.


         A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                          SHAREHOLDER SERVICING AGENTS


FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank

153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959


FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

LANDMARK INSTITUTIONAL LIQUID RESERVES
LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES


TRUSTEES AND OFFICERS
Philip W. Coolidge, President*
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*


*Affiliated Person of Administrator and Distributor
----------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(LANDMARK INSTITUTIONAL LIQUID RESERVES)
Price Waterhouse LLP
160 Federal Street, Boston, MA  02110
(LANDMARK INSTITUTIONAL U.S. TREASURY RESERVES)
Deloitte & Touche LLP
125 Summer Street, Boston, MA  02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110
----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a) FINANCIAL STATEMENTS INCLUDED IN PART A:
             (i)   Landmark Institutional Liquid Reserves
                    Condensed Financial Information - Financial Highlights
                     for the period from October 2, 1992 (commencement of operations) to August 31, 1993 and for the years ended August 31, 1994 and August 31, 1995.
             (ii)  Landmark Institutional U.S. Treasury Reserves
                    Condensed Financial Information - Financial Highlights
                     for the period from October 2, 1992 (commencement of operations) to December 31, 1992, for the eight-month period ended August 31, 1993 and for the years ended August 31, 1994 and August 31, 1995.

             FINANCIAL STATEMENTS INCLUDED IN PART B:
             (i)   Landmark Institutional Liquid Reserves
                    Statement of Assets and Liabilities at August 31, 1995* Statement of Operations for the year ended August 31, 1995* Statement of Changes in Net Assets for the years ended
                     August 31, 1995 and August 31, 1994*
                    Financial Highlights for the period from October 2,
                     1992 (commencement of operations) to August 31, 1993 and for the years ended August 31, 1994 and August 31, 1995*
             (ii)  Cash Reserves Portfolio
                    Portfolio of Investments at August 31, 1995*
                    Statement of Assets and Liabilities at August 31, 1995* Statement of Operations for the year ended August 31, 1995* Statement of Changes in Net Assets for the years ended
                     August 31, 1995 and August 31, 1994*
                    Financial Highlights for each of the years in the five-year period ended August 31, 1995*
             (iii) Landmark Institutional U.S. Treasury Reserves
                    Statement of Assets and Liabilities at August 31, 1995** Statement of Operations for the year ended August 13, 1995** Statement of Changes in Net Assets for the years ended
                     August 31, 1995 and August 31, 1994**
                    Financial Highlights for the years ended August 31, 1995 and
                     August 31, 1994, the eight months ended August 31, 1993 and the period from October 2, 1992 (commencement of operations) to December 31, 1992**
             (iv)  U.S. Treasury Reserves Portfolio
                    Portfolio of Investments at August 31, 1995**
                    Statement of Assets and Liabilities at August 31, 1995** Statement of Operations for the year ended August 31, 1995** Statement of Changes in Net Assets for the years ended August 31, 1995 and August 31, 1994**
                    Financial Highlights for the years ended August 31, 1995 and August 31, 1994, for the eight-month period ended August 31, 1993, for the year ended December
                    31, 1992 and for the period from March 1, 1991
                    (commencement of operations) to December 31, 1991**
------------------
 *Incorporated by reference to the Registrant's Annual Report to Shareholders of Landmark Institutional Liquid Reserves for the fiscal year ended August 31, 1995, filed with the Securities and Exchange Commission on the EDGAR system on or about October 26, 1995 (Accession Number 889512-95-000002).
**Incorporated by reference to the Registrant's Annual Report to Shareholders of Landmark Institutional U.S. Treasury Reserves for the fiscal year ended August 31, 1995, filed with the Securities and Exchange Commission on the EDGAR System on or about October 26, 1995 (Accession Number 889512-95-000002).

         (b)      Exhibits

                 *  1(a)           Declaration of Trust of the Registrant
                 *  2(a)           By-Laws of the Registrant
             *****  2(b)           Amendment to By-Laws of the Registrant
                 *  4              Form of Certificate representing ownership of a share of beneficial interest of the Registrant
                 *  6              Form of Distribution Agreement between the Registrant and The Landmark Funds
                                   Broker-Dealer Services, Inc. ("LFBDS"), as distributor
                 *  7              Form of Custodian Contract between the Registrant and State Street Bank and
                                   Trust Company ("State Street"), as custodian
               ***  9(a)           Amended and Restated Administrative Services Plan of the Registrant
               ***  9(b)           Administrative Services Agreement between the Registrant and LFBDS, as administrator
                 *  9(c)           Form of Sub-Administrative Services Agreement between Citibank, N.A. and LFBDS
             *****  9(d)(i)        Form of Shareholder Servicing Agreement between the Registrant and Citibank,
                                   N.A., as shareholder servicing agent
             *****  9(d)(ii)       Form of Shareholder Servicing Agreement between the Registrant and a federal savings bank, as shareholder servicing agent
             *****  9(d)(iii)      Form of Shareholder Agreement between the Registrant and LFBDS, as shareholder servicing agent
                 *  9(e)           Transfer Agency and Servicing Agreement between the Registrant and State
                                   Street, as transfer agent
             *****  9(f)           Form of Amended and Restated Exchange Privilege Agreement between the
                                   Registrant, certain other investment companies and LFBDS, as distributor
                    11             Consents of Deloitte & Touche LLP, Price Waterhouse LLP and Price Waterhouse,
                                   independent auditors of the Registrant
                 *  15             Form of Distribution Plan of the Registrant
               ***  16             Performance Calculations
              ****  25(a)          Powers of Attorney for the Registrant
             *, **  25(b)          Powers of Attorney for U.S. Treasury Reserves Portfolio
        ***, *****  25(c)          Powers of Attorney for Cash Reserves Portfolio
          or filed
          herewith
                    27             Financial Data Schedule

---------------------
     *Incorporated herein by reference to the Registrant's Registration
      Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 10, 1992 and to the Registrant's
      Registration Statement on Form N-1A (File No. 33-49552) as filed with the
      Securities and Exchange Commission on July 10, 1992.
    **Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 10, 1992 and Post-Effective Amendment No. 1 to Registrant's Registration
      Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on March 16, 1993.
   ***Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on form
      N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 15, 1993 and Post-Effective
      Amendment No. 2 to the Registrant's Registration Statement on form N-1A (File No. 33-49552) as filed with the Securities and
      Exchange Commission on December 15, 1993.
  ****Incorporated herein by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment No. 2 to the Registrant's
      Registration Statement on Form N-1A (File No. 33-49552), Post-Effective Amendment No. 1 and Post-Effective Amendment No. 2
      to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange
      Commission on September 15, 1992, December 15, 1993, March 16, 1993 and December 15, 1993, respectively.
 *****Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form
      N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 3, 1994 and Post-Effective
      Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
      Exchange Commission on November 3, 1994.

Item 25.  Persons Controlled by or under Common Control with Registrant.

          Not applicable.

Item 26.  Number of Holders of Securities.

                             Title of Class          Number of Record Holders
                                                     As of December 18, 1995
                     Shares of Beneficial Interest
                          (without par value)

          Landmark Institutional Liquid Reserves                 4
          Landmark Institutional U.S. Treasury Reserves          3


Item 27.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc., filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark New York Tax Free Income Fund and Landmark National Tax Free Income
Fund) and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). As of December 31, 1994, Citibank and its affiliates managed assets in excess of $73 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, Pei-yuan Chia, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are D. Wayne Calloway, Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, Boeing Company, Seattle, Washington; Mario Henrique Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas Foundation; Roger
B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

         Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway     Director, Exxon Corporation
                      Director, General Electric Company
                      Director, PepsiCo., Inc.

Colby H. Chandler     Director, Digital Equipment Corporation
                      Director, Ford Motor Company
                      Director, J.C. Penney Company, Inc.

Pei-yuan Chia         None

Paul J. Collins       Director, Kimberly-Clark Corporation

Kenneth T. Derr       Director, Chevron Corporation
                      Director, Potlatch Corporation

H.J. Haynes           Director, Bechtel Group, Inc.
                      Director, Boeing Company
                      Director, Fremont Group, Inc.
                      Director, Hewlett-Packard Company
                      Director, Paccar Inc.
                      Director, Saudi Arabian Oil Company

John S. Reed          Director, Monsanto Company
                      Director, Philip Morris Companies, Incorporated
                      Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes     Director, Private Export Funding Corporation

Rozanne L. Ridgway    Director, 3M
                      Director, Bell Atlantic Corporation
                      Director, Boeing Company
                      Director, Emerson Electric Company
                      Member-International Advisory Board,
                       New Perspective Fund, Inc.
                      Director, RJR Nabisco, Inc.
                      Director, Sara Lee Corporation
                      Director, Union Carbide Corporation

H. Onno Ruding        Member, Board of Supervisory Directors,
                       Amsterdam Trustee's Kantoor
                      Board Member, Corning Incorporated
                      Advisor, Intercena (C&A) (Netherlands)
                      Member, Board of Supervisory Directors,
                       Pechiney Nederland N.V.
                      Member, Board of Advisers, Robeco N.V.
                      Advisory Director, Unilever N.V.
                      Advisory Director, Unilever PLC

Robert B. Shapiro    Director, G.D. Searle & Co.
                     Director, Liposome Technology, Inc.
                     Director, Monsanto Company
                     Director, The Nutrasweet Company

Frank A. Shrontz     Director, 3M
                     Director, Baseball of Seattle, Inc.
                     Director, Boeing Company
                     Director, Boise Cascade Corp.

Mario Henrique
 Simonsen            Director, Companhia Bozano Simonsen
                      Comercioe E Industria
                     Director, Companhia Monteia & Aranha
                     President, Simposium Consultoria E
                      Servicos Tecnicos LTDA

Roger B. Smith       Director, International Paper Company
                     Director, Johnson & Johnson
                     Director, Pepsico, Inc.
                     Director, Rubatex Corporation

Franklin A. Thomas   Director, Aluminum Company of America
                     Director, American Telephone & Telegraph Co.
                     Director, CBS, Inc.
                     Director, Cummins Engine Company, Inc.
                     Director, Pepsico, Inc.

Edgar S.
 Woolard, Jr.        Director, E.I. DuPont De Nemours & Company
                     Director, International Business Machines Corp.
                     Director, Seagram Company, Ltd.


Item 29.  Principal Underwriters.

         (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio.

         (b) The information required by this item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c) Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                                          ADDRESS

      The Landmark Funds Broker-Dealer Services, Inc.               6 St. James Avenue
      (administrator and distributor)                               Boston, MA 02116

      State Street Bank and Trust Company                           1776 Heritage Drive
      (custodian and transfer agent)                                North Quincy, MA 02171

      Citibank, N.A.                                                153 East 53rd Street
      (investment adviser)                                          New York, NY 10043


      SHAREHOLDER SERVICING AGENTS

      Citibank, N.A. -- The Citibank                                153 East 53rd Street
      Private Bank                                                  New York, NY 10022

      Citibank, N.A. -- Citibank Global                             153 East 53rd Street
      Asset Management                                              New York, NY 10043

      Citibank, N.A. -- North American                              111 Wall Street
      Investor Services                                             New York, NY 10043

      The Landmark Funds Broker-Dealer Services, Inc.               6 St. James Avenue
                                                                    Boston, MA 02116


Item 31.  Management Services.

         Not applicable.


Item 32.  Undertakings.

         (a)  Not applicable.

         (b)  Not applicable.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus of Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Liquid Reserves is delivered with a copy of the Funds' latest Annual Reports to Shareholders, upon request without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of December, 1995.

                                         LANDMARK INSTITUTIONAL TRUST

                                     By: Philip W. Coolidge
                                         ------------------------
                                         Philip W. Coolidge
                                         President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 27, 1995.

                     Signature                    Title

Philip W. Coolidge
------------------------ President, Principal Executive Officer and Trustee Philip W. Coolidge

John R. Elder             Principal Accounting and Financial Officer
------------------------
John R. Elder

Riley C. Gilley*          Trustee
------------------------
Riley C. Gilley

Diana R. Harrington*      Trustee
------------------------
Diana R. Harrington

Susan B. Kerley*          Trustee
------------------------
Susan B. Kerley

*By:  Philip W. Coolidge
    ------------------------
      Philip W. Coolidge

       Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of December, 1995.

                             U.S. TREASURY RESERVES PORTFOLIO

                             By: Philip W. Coolidge
                                 ---------------------------------
                                 Philip W. Coolidge
                                 President

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust has been signed by the following persons in the capacities indicated on December 27, 1995.

            Signature                       Title

Philip W. Coolidge    President, Principal Executive Officer and Trustee
 ------------------
Philip W. Coolidge

John R. Elder         Principal Accounting and Financial Officer
 ------------------
John R. Elder

Elliott J. Berv*      Trustee
 ------------------
Elliott J. Berv

Mark T. Finn*         Trustee
 ------------------
Mark T. Finn

Walter E. Robb, III*  Trustee
 ------------------
Walter E. Robb, III

*By:  Philip W. Coolidge
      ------------------
      Philip W. Coolidge

      Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in George Town, Grand Cayman, British West Indies on the 27th day of December, 1995.

                                    CASH RESERVES PORTFOLIO

                                    By: Susan Jakuboski
                                        ---------------------------------
                                        Susan Jakuboski, Assistant Treasurer of
                                        Cash Reserves Portfolio

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Institutional Trust has been signed by the following persons in the capacities indicated on December 27, 1995.

        Signature                          Title

Philip W. Coolidge*   President, Principal Executive Officer and Trustee
 ------------------
Philip W. Coolidge

John R. Elder*        Principal Accounting and Financial Officer
 ------------------
John R. Elder

Elliott J. Berv*      Trustee
 ------------------
Elliott J. Berv

Mark T. Finn*         Trustee
 ------------------
Mark T. Finn

Walter E. Robb, III*  Trustee
 ------------------
Walter E. Robb, III

*By:  Susan Jakuboski
      ------------------
      Susan Jakuboski

       Executed by Susan Jakuboski on behalf of those indicated as attorney in fact.

                                  EXHIBIT INDEX


      11     Consents of Deloitte & Touche LLP, Price Waterhouse LLP and Price
             Waterhouse, independent auditors of the Registrant
      25(c)  Powers of Attorney for Cash Reserves Portfolio
      27     Financial Data Schedule